Accrued Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Liabilities
Accrued Liabilities

7     Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2025	December 31, 2024
Accrued interest	$9,846	$10,599
Accrued dry-docking expenses	3,146	5,334
Accrued expenses	10,393	7,711
Total	$23,385	$23,644

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet as of June 30, 2025 and December 31, 2024.